LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
LOSS PER SHARE
Schedule of basic and diluted earnings (loss) per share

	For the Year Ended
	December 31,
	2013	2014	2015
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Numerator:
Net loss attributable to ordinary shareholders:	(34,229)	(6,841)	(88,691)	(13,691)

Denominator:
Number of shares outstanding, opening	362,102,972	373,380,252	413,147,475	413,147,475
Weighted average number of shares issued	813,568	53,904,519	1,423,986	1,423,986
Weighted average number of shares repurchased	—	(23,882,843)	(7,421,952)	(7,421,952)

Weighted-average number of shares outstanding — Basic	362,916,540	403,401,928	407,149,509	407,149,509

Weighted-average number of shares outstanding — Diluted	362,916,540	403,401,928	407,149,509	407,149,509

Loss per share
-Basic	(0.09)	(0.02)	(0.22)	(0.03)
-Diluted	(0.09)	(0.02)	(0.22)	(0.03)